Stock-based compensation - Share options plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($) shares
Number of options
Exercised (in shares))		(327,000)		(297,940)
Weighted average exercise price $ per share
Proceeds from options exercised | $		$ 1,953		$ 1,023
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	2,495,619	2,495,619
Number of options
Beginning balance (in shares)		565,600		913,540
Exercised (in shares))		(327,000)		(297,940)
Forfeited or expired (in shares)				(50,000)
Ending balance (in shares)		238,600		565,600
Weighted average exercise price $ per share
Beginning balance (CAD per share) | $ / shares			$ 5.36
Exercised (CAD per share) | $ / shares	$ 5.97		3.43
Forfeited or expired (CAD per share) | $ / shares			$ 16.46
Ending balance (CAD per share) | $ / shares	$ 4.61
Proceeds from options exercised | $		$ 1,953		$ 1,023
Total intrinsic value of options exercised | $		$ 3,274		$ 1,351